PREFERRED LIMITED PARTNERS' EQUITY - Summary of Preferred Limited Partners' Equity (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Preferred limited partners' equity	$ 760		$ 760		$ 760
Preferred limited partners' equity
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	38,000		38,000
Distributions declared for the six months ended June 30	$ 10	$ 12	$ 20	$ 23
Preferred limited partners' equity	760		760		760
Series 7 (C$175)
Disclosure of classes of share capital [line items]
Face amount	$ 175		$ 175
Number of shares outstanding (in shares)	7,000		7,000
Cumulative distribution rate (%)			5.50%
Earliest permitted redemption date			January 2026
Distributions declared for the six months ended June 30			$ 4	4
Preferred limited partners' equity	$ 128		128		128
Series 11 (C$250)
Disclosure of classes of share capital [line items]
Face amount	$ 250		$ 250
Number of shares outstanding (in shares)	0		0
Cumulative distribution rate (%)			5.00%
Earliest permitted redemption date			April 2022
Distributions declared for the six months ended June 30			$ 0	3
Preferred limited partners' equity	$ 0		0		0
Series 13 (C$250)
Disclosure of classes of share capital [line items]
Face amount	$ 250		$ 250
Number of shares outstanding (in shares)	10,000		10,000
Cumulative distribution rate (%)			6.05%
Earliest permitted redemption date			April 2028
Distributions declared for the six months ended June 30			$ 5	5
Preferred limited partners' equity	$ 196		196		196
Series 15 (C$175)
Disclosure of classes of share capital [line items]
Face amount	$ 175		$ 175
Number of shares outstanding (in shares)	7,000		7,000
Cumulative distribution rate (%)			5.75%
Earliest permitted redemption date			April 2024
Distributions declared for the six months ended June 30			$ 4	4
Preferred limited partners' equity	$ 126		126		126
Series 17 ($200)
Disclosure of classes of share capital [line items]
Face amount	$ 200		$ 200
Number of shares outstanding (in shares)	8,000		8,000
Cumulative distribution rate (%)			5.25%
Earliest permitted redemption date			March 2025
Distributions declared for the six months ended June 30			$ 5	5
Preferred limited partners' equity	$ 195		195		195
Series 18 (C$150)
Disclosure of classes of share capital [line items]
Face amount	$ 150		$ 150
Number of shares outstanding (in shares)	6,000		6,000
Cumulative distribution rate (%)			5.50%
Earliest permitted redemption date			April 2027
Distributions declared for the six months ended June 30			$ 2	$ 2
Preferred limited partners' equity	$ 115		$ 115		$ 115